Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Book Value of Goodwill

Changes in the book value of goodwill were as follows:

	Year ended December 31,
	2011	2010
Balance at January 1	$4,091,307	$3,951,196
Acquisitions	889,506	152,252
Divestitures	(9,837)	(12,128)
Impairment charge	(24,000)	—
Other adjustments	—	(13)

Balance at December 31	$4,946,976	$4,091,307